Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment

As of December 31, 2025 and 2024, property, plant and equipment consisted of the following:

	December 31,	December 31,
	2025	2024
Electronic equipment	$-	$5,264
Leasehold improvement	708,204	448,171
Buildings	2,104,005	2,104,005
Total property, plant and equipment	2,812,209	2,557,440
Less: Accumulated depreciation	(414,017)	(193,451)
Less: Impairment loss	-	-
Translation adjustments	-	-
Property, plant and equipment, net	$2,398,192	$2,363,989